Antonio Aliberti
Director
Securities Operations Department

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

Cert NYS

NYSE

1-32406

05001545

RECD S.E.C.
JAN 2 4 2005
1086

January 24, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Cohen & Steers Dividend Majors Fund, Inc., Common Stock, $.001 par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 24, 2005. Tentative listing date – January 27, 2005.

Sincerely,

Antonio Aliberti

PROCESSED
JAN 27 2005
THOMSON
FINANCIAL